Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (7,112,768)	$ (2,242,918)
Adjustments to reconcile net loss to net cash provided by operating activities:
Vessel depreciation	6,430,572	6,898,931
Net gain on sale of vessel	(2,083,596)	0
Amortization and write off of deferred charges	140,013	130,042
Share-based compensation	494,250	469,056
Unrealized (gain) / loss on derivatives	182,625	(1,479,016)
Changes in operating assets and liabilities	2,336,593	(22,227)
Net cash provided by operating activities	387,689	3,753,868
Cash flows from investing activities:
Cash paid for vessel acquisitions and capitalized expenses	(88,023)	(672,716)
Net proceeds from sale of vessel	4,819,195	0
Cash paid for vessels under construction	(703)	0
Net cash (used in) / provided by investing activities	4,730,469	(672,716)
Cash flows from financing activities:
Cash paid for share repurchases	0	(974,070)
Contributions made by non-controlling shareholders	390,000	0
Repayment of long-term bank loans	(6,045,000)	(6,750,000)
Net cash used in financing activities	(5,655,000)	(7,724,070)
Net decrease in cash and cash equivalents and restricted cash	(536,842)	(4,642,918)
Cash, cash equivalents and restricted cash at beginning of period	11,908,595	14,099,593	$ 14,099,593
Cash, cash equivalents and restricted cash at end of period	11,371,753	9,456,675	11,908,595
Cash breakdown
Cash and cash equivalents	6,206,706	4,408,348	6,711,327
Restricted cash, current	1,615,047	1,478,327	1,587,268
Restricted cash, long term	3,550,000	3,570,000	3,610,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 11,371,753	$ 9,456,675	$ 11,908,595